787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

February 23, 2011

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

Attention: John Ganley, Esq.

100 F Street, N.E.

Washington, D.C. 20549

Re:	Credit Suisse Capital Funds
Post-Effective Amendment No. 47 to Registration Statement on Form N-1A
Securities Act File No. 33-03706
Investment Company Act File No. 811-04604

Dear Mr. Ganley:

On behalf of Credit Suisse Capital Funds (the “Trust”), we are hereby filing Post-Effective Amendment No. 47 to the Trust’s Registration Statement under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 48 to the Trust’s Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (the “Amendment”).  The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act and will become effective on February 28, 2011.  We have reviewed the Amendment and represent that it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.  The Amendment contains the prospectuses and Statement of Additional Information for Credit Suisse Large Cap Blend II Fund (the “Fund”), a series of the Trust.

The Amendment is being filed to respond to oral comments provided by you to the undersigned on February 7, 2011 regarding Post-Effective Amendment No. 46 to the Trust’s Registration Statement (containing the prospectuses and Statement of Additional Information for the Fund), to bring the financial statements contained in the Registration Statement and other information up-to-date pursuant to Section 3-18 of Regulation S-X, and to make certain other changes.  Defined terms, unless otherwise defined herein, have the meanings given them in the Amendment.

For your convenience, the substance of your oral comments has been restated below.  The Registrant’s responses to each comment are set out immediately under the restated comment.

NEW YORK    WASHINGTON, DC    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

Comment No. 1:        Please provide supplementally a copy of the completed fee table and example for each prospectus.

Response:                  The completed fee table and example for each prospectus were provided to you supplementally on February 11, 2011.

Comment No. 2:        Please disclose the types of equity securities in which the Fund will invest in the summary section.

Response:                  The requested disclosure has been added.

Comment No. 3:        Please disclose that a stock may be overweighted or underweighted in relation to the S&P 500 Index in the summary section.

Response:                  The requested disclosure has been added.

Comment No. 4:        Please delete the footnote to the performance table, as it is redundant to the information contained in the introductory paragraph of the performance section.

Response:                  The footnote has been deleted.  In addition, the disclosure in the introductory paragraph has been slightly revised to incorporate certain information previously disclosed in the footnote.

Comment No. 5:        In the Common Class prospectus, please clarify that Mr. Toikka has been a portfolio manager of the fund since 2010.  The current disclosure states that Mr. Toikka has been a portfolio manager since 2010.

Response:                  The requested change has been made.

Comment No. 6:        Please clarify whether foreign securities is a principal investment.

Response:                  Foreign securities is not a principal investment for the Fund.  Accordingly, the sentence regarding foreign securities in the section responding to Item 9 of Form N-1A has been deleted.

Comment No. 7:        The Fund should not define “large cap” companies by reference to the S&P 500 Index, because that the smallest companies in that Index are really mid cap or small cap companies.

Response:                  The Fund has redefined large cap companies as companies that are represented in the top 90% of market capitalizations of the S&P 500 Index or have similar attributes and capitalizations to companies in the top 90% of market capitalizations of the S&P 500 Index.

Comment No. 8:        In the prospectus for Class A, B and C, please add a parenthetical next to the bar chart indicating that the returns presented in the bar chart are for Class A.

Response:                  The requested disclosure has been added.

Comment No. 9:        The Fund’s fundamental investment policy on concentration in its Statement of Additional Information states in pertinent part that the Fund may not invest more than 25% of its total assets in the securities of issuers conducting their principal business activities in any one industry, provided that, for purposes of this policy, that there is no limitation in respect of investments in municipal bonds (including industrial development bonds).  This policy is overbroad, because Guide 19 to Form N-1A states that funds may not carve out of their concentration policies tax-exempt bonds issued by non-governmental users or taxable securities.  The Fund should adopt a non-fundamental investment policy that the Fund will not invest more than 25% of its assets in taxable municipal bonds in the same industry.

Response:                  Please see the Fund’s response to this comment in a letter to your from Dianne O’Donnell of this firm dated February 23, 2010.

Should you have any questions concerning the above, please call the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck

Elliot J. Gluck

Enclosures

cc:	Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP
Dianne E. O’Donnell, Esq., Willkie Farr & Gallagher LLP